Intangible assets and goodwill - Cash-generating units (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash-generating units
Impairment	$ 34,265	$ 48,681
Brand Name
Cash-generating units
Impairment	$ 23,257	1,365
Minimum
Cash-generating units
Percentage of royalty on forecasted revenue	0.60%
Maximum
Cash-generating units
Percentage of royalty on forecasted revenue	5.80%
Bricks And Mortar Retail
Cash-generating units
Goodwill	$ 58,239	54,882
Period of cash flow projections	5 years
Average growth rate used to forecast revenue	2.00%
Terminal growth rate	2.00%
After-tax discount rate	14.00%
Impairment	$ 0	0
Ecommerce Retail
Cash-generating units
Goodwill	$ 17,905	28,537
Period of cash flow projections	5 years
Average growth rate used to forecast revenue	2.00%
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Impairment	$ 10,292	45,077
Blessed CBD | Brand Name
Cash-generating units
Impairment	2,772
Grasscity | Brand Name
Cash-generating units
Impairment	749	470
Smoke Cartel Inc, | Brand Name
Cash-generating units
Impairment	2,881
Fab Nutrition, LLC (FABCBD) | Brand Name
Cash-generating units
Impairment	7,257	331
Daily High Club | Brand Name
Cash-generating units
Impairment	33	$ 564
DankStop | Brand Name
Cash-generating units
Impairment	769
NuLeaf Naturals, LLC | Brand Name
Cash-generating units
Impairment	$ 8,796